UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22255

Columbia ETF Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

September 30, 2017

COLUMBIA ETF TRUST II

Columbia Beyond BRICs ETF

Columbia EM Core ex-China ETF

Columbia EM Quality Dividend ETF

Columbia Emerging Markets Consumer ETF

Columbia India Consumer ETF

Columbia India Infrastructure ETF

Columbia India Small Cap ETF

PRESIDENT'S MESSAGE

Dear Shareholders,

The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration's policies would stimulate growth quickly. Unfortunately it's unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won't rise as rapidly as expected if the administration's proposed growth policies are not implemented.

Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?

Better insights

Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.

Better decisions

Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.

Better outcomes

We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.

Whether you're trying to save money to help your children go to college or for your own retirement, it's the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return.

Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It's why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.

Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.

Sincerely,

Christopher O. Petersen

President, Columbia ETF Trust II

There is no guarantee that investment objectives will be achieved or that any particular investment will be profitable.

Columbia ETF Trust II is managed by Columbia Management Investment Advisers, LLC and is distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC or its parent company, Ameriprise Financial, Inc.

© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.

Columbia ETF Trust II | Semiannual Report 2017

TABLE OF CONTENTS

Columbia Beyond BRICs ETF
Fund at a Glance	2
Columbia EM Core ex-China ETF
Fund at a Glance	4
Columbia EM Quality Dividend ETF
Fund at a Glance	6
Columbia Emerging Markets Consumer ETF
Fund at a Glance	8
Columbia India Consumer ETF
Fund at a Glance	10
Columbia India Infrastructure ETF
Fund at a Glance	12
Columbia India Small Cap ETF
Fund at a Glance	14
Understanding Your Fund's Expenses	16
Frequency Distribution of Premiums and Discounts	17
Portfolio of Investments	19
Statement of Assets and Liabilities	40
Statement of Operations	43
Statement of Changes in Net Assets	46
Financial Highlights	50
Notes to Financial Statements	57
Additional Information	66

Columbia ETF Trust II | Semiannual Report 2017

FUND AT A GLANCE

Columbia Beyond BRICs ETF

(Unaudited)

Investment objective

Columbia Beyond BRICs ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Beyond BRICs Net of Tax Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio manager

Managed Fund since September 2016

Effective June 19, 2017, Frank Vallario no longer serves as a portfolio manager of the Fund

Average annual total returns (%) (for period ended September 30, 2017)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Market Price	08/15/12	12.00	14.61	-0.87	-0.22
Net Asset Value	08/15/12	11.46	15.12	-0.70	-0.15
Tracked Index(1)		12.28	16.46	1.06	1.68

(1) The Tracked Index reflects the Indxx Beyond BRICs Index through October 25, 2013 and the FTSE Beyond BRICs Net of Tax Index USD thereafter.

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The FTSE Beyond BRICs Net of Tax Index is a market capitalization-weighted index designed to represent the performance of a diversified basket of 90 liquid companies in emerging and frontier markets excluding Brazil, Russia, India, China (BRIC), Taiwan and Argentina as defined by FTSE's Country Classification System. The index has 75% exposure to emerging markets and 25% to frontier markets at rebalance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Semiannual Report 2017

FUND AT A GLANCE (continued)

Columbia Beyond BRICs ETF

(Unaudited)

Top ten holdings (%) (at September 30, 2017)

First Abu Dhabi Bank PJSC (United Arab Emirates)	3.4
Naspers, Ltd. N Shares (South Africa)	3.2
America Movil SAB de CV Series L (Mexico)	3.0
Fomento Economico Mexicano SAB de CV Series UBD (Mexico)	2.3
Hoa Phat Group JSC (Vietnam)	2.3
Square Pharmaceuticals, Ltd. (Bangladesh)	2.1
Attijariwafa Bank (Morocco)	2.1
Zenith Bank PLC (Nigeria)	2.1
Safaricom, Ltd. (Kenya)	2.1
Guaranty Trust Bank PLC (Nigeria)	2.1

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at September 30, 2017)

Consumer Discretionary	7.6
Consumer Staples	10.3
Energy	4.2
Financials	38.2
Health Care	4.9
Industrials	5.5
Materials	8.7
Real Estate	3.6
Telecommunication Services	14.4
Utilities	2.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Country breakdown (%) (at September 30, 2017)

Bangladesh	5.0
Chile	2.3
Colombia	0.2
Czech Republic	0.4
Hungary	1.1
Indonesia	8.5
Kenya	2.1
Malaysia	9.2
Mexico	13.8
Morocco	4.1
Nigeria	4.1
Philippines	2.9
Poland	3.9
Qatar	1.3
Romania	1.9
South Africa	14.1
Sri Lanka	2.0
Thailand	9.6
Turkey	1.9
United Arab Emirates	5.3
Vietnam	6.3
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Semiannual Report 2017

FUND AT A GLANCE

Columbia EM Core ex-China ETF

(Unaudited)

Investment objective

Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio manager

Managed Fund since September 2016

Effective June 19, 2017, Frank Vallario no longer serves as a portfolio manager of the Fund

Average annual total returns (%) (for period ended September 30, 2017)

	Inception	6 Months cumulative	1 Year	Life
Market Price	09/02/15	8.63	19.68	19.64
Net Asset Value	09/02/15	11.04	19.71	19.08
MSCI Emerging Markets Index (Net)		14.66	22.46	18.27
Beta Thematic Emerging Markets ex-China Index		10.44	19.08	18.62

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.

The Beta Thematic Emerging Markets ex-China Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 companies, excluding those listed or domiciled in China or Hong Kong.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Semiannual Report 2017

FUND AT A GLANCE (continued)

Columbia EM Core ex-China ETF

(Unaudited)

Top ten holdings (%) (at September 30, 2017)

Samsung Electronics Co., Ltd. (South Korea)	6.3
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4.5
HDFC Bank, Ltd. ADR (India)	4.4
ICICI Bank, Ltd. ADR (India)	2.9
Itau Unibanco Holding SA Preference Shares (Brazil)	2.5
Petroleo Brasileiro SA Preference Shares (Brazil)	2.2
Infosys, Ltd. ADR (India)	2.1
Naspers, Ltd. N Shares (South Africa)	2.1
Vale SA Preference Shares (Brazil)	2.1
Tata Motors, Ltd. ADR (India)	2.0

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at September 30, 2017)

Consumer Discretionary	9.5
Consumer Staples	10.2
Energy	9.2
Financials	27.9
Health Care	2.5
Industrials	4.8
Information Technology	19.0
Materials	10.6
Real Estate	0.3
Telecommunication Services	4.1
Utilities	1.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Country breakdown (%) (at September 30, 2017)

Brazil	14.2
Chile	1.4
India	11.5
Indonesia	3.6
Malaysia	4.1
Mexico	5.5
Philippines	1.9
Poland	2.5
Russia	3.8
South Africa	9.6
South Korea	18.3
Taiwan	16.6
Thailand	5.0
Turkey	2.0
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Semiannual Report 2017

FUND AT A GLANCE

Columbia EM Quality Dividend ETF

(Unaudited)

Investment objective

Columbia EM Quality Dividend ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Advantage® Emerging Markets Quality Dividend Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio manager

Managed Fund since September 2016

Effective June 19, 2017, Frank Vallario no longer serves as a portfolio manager of the Fund

Average annual total returns (%) (for period ended September 30, 2017)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Market Price	08/04/11	9.14	12.24	-1.12	-1.29
Net Asset Value	08/04/11	9.88	12.91	-1.11	-1.19
MSCI Emerging Markets Index (Net)		14.66	22.46	3.99	2.16
Tracked Index(1)		11.35	15.15	0.48	0.35

(1) The Tracked Index reflects the Indxx Emerging Market High Income Low Beta Index through January 31, 2014, the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Net Tax Index from February 3, 2014 through January 23, 2015, and the Beta Advantage® Emerging Markets Quality Dividend Index thereafter.

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.

The Beta Advantage® Emerging Markets Quality Dividend Index is an equal-weighted index designed to represent a portfolio of approximately 50 companies in developing markets, which is expected to have a higher dividend yield than the average dividend yield of companies included in the developing markets universe as defined by Columbia Management.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Semiannual Report 2017

FUND AT A GLANCE (continued)

Columbia EM Quality Dividend ETF

(Unaudited)

Top ten holdings (%) (at September 30, 2017)

S-Oil Corp. (South Korea)	2.1
Kia Motors Corp. (South Korea)	2.1
Bharti Infratel, Ltd. (India)	2.1
Vodacom Group, Ltd. (South Africa)	2.1
PT Bank Rakyat Indonesia Persero Tbk (Indonesia)	2.1
Maxis Bhd (Malaysia)	2.1
KT&G Corp. (South Korea)	2.1
Link REIT (Hong Kong)	2.0
Advanced Semiconductor Engineering, Inc. (Taiwan)	2.0
Hong Kong & China Gas Co., Ltd. (Hong Kong)	2.0

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at September 30, 2017)

Consumer Discretionary	4.2
Consumer Staples	8.0
Energy	11.9
Financials	20.1
Industrials	4.0
Information Technology	9.9
Materials	14.1
Real Estate	9.5
Telecommunication Services	10.2
Utilities	8.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Country breakdown (%) (at September 30, 2017)

Brazil	5.9
Chile	2.0
China	11.4
Hong Kong	4.1
India	12.0
Indonesia	8.1
Malaysia	8.1
Poland	2.0
Qatar	2.1
South Africa	10.0
South Korea	6.3
Taiwan	14.0
Thailand	8.0
United Arab Emirates	6.0
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Semiannual Report 2017

FUND AT A GLANCE

Columbia Emerging Markets Consumer ETF

(Unaudited)

Investment objective

Columbia Emerging Markets Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30TM Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio manager

Managed Fund since September 2016

Effective June 19, 2017, Frank Vallario no longer serves as a portfolio manager of the Fund

Average annual total returns (%) (for period ended September 30, 2017)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Market Price	09/14/10	10.99	11.89	3.37	5.37
Net Asset Value	09/14/10	11.23	12.49	3.29	5.35
Dow Jones Emerging Markets Consumer Titans 30TM Index		11.68	13.37	4.46	6.62

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Dow Jones Emerging Markets Consumer Titans 30TM Index is a free-float market capitalization-weighted index that measures the performance of 30 leading emerging market companies in the Consumer Goods and Consumer Services Industries as defined by S&P Dow Jones Indexes.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Semiannual Report 2017

FUND AT A GLANCE (continued)

Columbia Emerging Markets Consumer ETF

(Unaudited)

Top ten holdings (%) (at September 30, 2017)

Naspers, Ltd. N Shares (South Africa)	9.6
Ambev SA ADR (Brazil)	5.2
JD.com, Inc. ADR (China)	5.0
Ctrip.com International, Ltd. ADR (China)	4.4
Fomento Economico Mexicano SAB de CV Series UBD (Mexico)	4.2
Yum China Holdings, Inc. (United States)	3.8
Geely Automobile Holdings, Ltd. (China)	3.7
Maruti Suzuki India, Ltd. (India)	3.6
Hindustan Unilever, Ltd. (India)	3.2
Magnit PJSC GDR (Russia)	3.2

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at September 30, 2017)

Consumer Discretionary	56.5
Consumer Staples	40.8
Industrials	2.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Country breakdown (%) (at September 30, 2017)

Brazil	13.5
Chile	3.1
China	23.3
India	13.0
Indonesia	3.2
Malaysia	1.9
Mexico	10.3
Philippines	2.7
Russia	3.2
South Africa	17.1
Thailand	4.9
United States	3.8
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Semiannual Report 2017

FUND AT A GLANCE

Columbia India Consumer ETF

(Unaudited)

Investment objective

Columbia India Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio manager

Managed Fund since September 2016

Effective June 19, 2017, Frank Vallario no longer serves as a portfolio manager of the Fund

Average annual total returns (%) (for period ended September 30, 2017)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Market Price	08/10/11	10.34	17.49	14.18	13.08
Net Asset Value	08/10/11	10.96	18.13	14.04	13.09
Indxx India Consumer Index		11.55	19.76	15.86	14.80

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Indxx India Consumer Index is a modified equal-weighted index designed to measure the market performance of up to 116 companies that S&P determines to be representative of all industries domiciled in emerging market countries, subject to a 15% country cap.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Semiannual Report 2017

FUND AT A GLANCE (continued)

Columbia India Consumer ETF

(Unaudited)

Top ten holdings (%) (at September 30, 2017)

Motherson Sumi Systems, Ltd.	5.9
Britannia Industries, Ltd.	5.7
Hindustan Unilever, Ltd.	5.7
Maruti Suzuki India, Ltd.	5.7
Nestle India, Ltd.	5.0
Hero MotoCorp, Ltd.	4.8
Godrej Consumer Products, Ltd.	4.7
Bajaj Auto, Ltd.	4.6
Zee Entertainment Enterprises, Ltd.	4.3
Titan Co., Ltd.	4.2

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at September 30, 2017)

Consumer Discretionary	59.4
Consumer Staples	40.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Semiannual Report 2017

FUND AT A GLANCE

Columbia India Infrastructure ETF

(Unaudited)

Investment objective

Columbia India Infrastructure ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Infrastructure Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio manager

Managed Fund since September 2016

Effective June 19, 2017, Frank Vallario no longer serves as a portfolio manager of the Fund

Average annual total returns (%) (for period ended September 30, 2017)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Market Price	08/11/10	8.50	23.03	2.96	-2.29
Net Asset Value	08/11/10	9.17	24.26	2.78	-2.29
Indxx India Infrastructure Index		10.02	25.86	4.13	-1.15

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Indxx India Infrastructure Index is a maximum 30-stock free-float adjusted market capitalization-weighted index designed to measure the market performance of companies in the infrastructure industry in India, as defined by Indxx's proprietary methodology. The index consists of common stocks listed on the primary exchange of India and ADRs & GDRs.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Semiannual Report 2017

FUND AT A GLANCE (continued)

Columbia India Infrastructure ETF

(Unaudited)

Top ten holdings (%) (at September 30, 2017)

GAIL India, Ltd.	5.5
Ashok Leyland, Ltd.	5.1
NTPC, Ltd.	5.0
Tata Steel, Ltd.	4.9
Adani Ports and Special Economic Zone, Ltd.	4.9
Larsen & Toubro, Ltd.	4.8
Bharti Airtel, Ltd.	4.8
Bharti Infratel, Ltd.	4.8
Eicher Motors, Ltd.	4.7
Vedanta, Ltd.	4.7

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at September 30, 2017)

Energy	3.6
Industrials	36.8
Materials	26.4
Real Estate	1.6
Telecommunication Services	12.8
Utilities	18.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Semiannual Report 2017

FUND AT A GLANCE

Columbia India Small Cap ETF

(Unaudited)

Investment objective

Columbia India Small Cap ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Small Cap Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio manager

Managed Fund since September 2016

Effective June 19, 2017, Frank Vallario no longer serves as a portfolio manager of the Fund

Average annual total returns (%) (for period ended September 30, 2017)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Market Price	07/07/10	6.21	20.03	7.17	0.49
Net Asset Value	07/07/10	6.08	19.29	6.88	0.41
Indxx India Small Cap Index		5.49	20.64	8.34	1.75

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Indxx India Small Cap Index is a maximum 75-stock free-float adjusted market capitalization-weighted index designed to measure the market performance of companies in the small cap segment in India. The index consists of securities listed on the primary stock exchange of India.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Semiannual Report 2017

FUND AT A GLANCE (continued)

Columbia India Small Cap ETF

(Unaudited)

Top ten holdings (%) (at September 30, 2017)

Tata Global Beverages, Ltd.	4.9
Escorts, Ltd.	4.2
Karur Vysya Bank, Ltd. (The)	4.0
Suzlon Energy, Ltd.	3.0
Jubilant Foodworks, Ltd.	2.7
Indiabulls Real Estate, Ltd.	2.5
Manappuram Finance, Ltd.	2.4
Bata India, Ltd.	2.3
Mindtree, Ltd.	2.3
GMR Infrastructure, Ltd.	2.2

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at September 30, 2017)

Consumer Discretionary	20.3
Consumer Staples	7.9
Energy	1.5
Financials	18.0
Health Care	3.3
Industrials	27.2
Information Technology	9.0
Materials	6.0
Real Estate	3.4
Telecommunication Services	1.1
Utilities	2.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Semiannual Report 2017

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended September 30, 2017.

Actual Expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses paid for the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

April 1, 2017 — September 30, 2017

	Beginning account value ($)		Ending account value ($)		Expenses paid for the period ($)		Annualized expense ratios for the period (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Beyond BRICs ETF	1,000.00	1,000.00	1,114.60	1,022.16	3.07	2.94	0.58
Columbia EM Core ex-China ETF	1,000.00	1,000.00	1,110.40	1,023.31	1.85	1.78	0.35
Columbia EM Quality Dividend ETF	1,000.00	1,000.00	1,098.80	1,020.81	4.47	4.31	0.85
Columbia Emerging Markets Consumer ETF	1,000.00	1,000.00	1,112.30	1,020.81	4.50	4.31	0.85
Columbia India Consumer ETF	1,000.00	1,000.00	1,109.60	1,020.61	4.71	4.51	0.89
Columbia India Infrastructure ETF	1,000.00	1,000.00	1,091.70	1,020.81	4.46	4.31	0.85
Columbia India Small Cap ETF	1,000.00	1,000.00	1,060.80	1,020.81	4.39	4.31	0.85

Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Expense ratios reflect investment management fee caps for Columbia Beyond BRICs ETF and Columbia EM Core ex-China ETF through the period ended September 30, 2017.

Had the Investment Manager not waived fees or reimbursed a portion of expenses for Columbia Beyond BRICs ETF and Columbia EM Core ex-China ETF, account values at the end of the period would have been reduced.

Columbia ETF Trust II | Semiannual Report 2017

FREQUENCY DISTRIBUTION OF PREMIUMS
AND DISCOUNTS (Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each Fund is for the period from inception date of such Fund through September 30, 2017.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia Beyond BRICs ETF August 15, 2012 – September 30, 2017
0 - 49.9	317	240
50 - 99.9	331	195
100 - 199.9	116	81
> 200	5	5
Total	769	521
	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia EM Core ex-China ETF September 2, 2015 – September 30, 2017
0 - 49.9	140	50
50 - 99.9	198	21
100 - 199.9	103	5
> 200	7	0
Total	448	76
	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia EM Quality Dividend ETF August 4, 2011 – September 30, 2017
0 - 49.9	387	452
50 - 99.9	179	329
100 - 199.9	48	133
> 200	8	14
Total	622	928

Columbia ETF Trust II | Semiannual Report 2017

FREQUENCY DISTRIBUTION OF PREMIUMS
AND DISCOUNTS (continued) (Unaudited)

	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia Emerging Markets Consumer ETF September 14, 2010 - September 30, 2017
0 - 49.9	814	388
50 - 99.9	343	130
100 - 199.9	48	43
> 200	6	3
Total	1211	564
	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia India Consumer ETF August 10, 2011 - September 30, 2017
0 - 49.9	389	306
50 - 99.9	310	153
100 - 199.9	234	83
> 200	59	12
Total	992	554
	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia India Infrastructure ETF August 11, 2010 - September 30, 2017
0 - 49.9	443	335
50 - 99.9	313	256
100 - 199.9	227	148
> 200	39	37
Total	1022	776
	Market Price Above or Equal to NAV	Market Price Below NAV
Basis Point Differential	Number of Days	Number of Days
Columbia India Small Cap ETF July 7, 2010 - September 30, 2017
0 - 49.9	420	339
50 - 99.9	262	267
100 - 199.9	204	244
> 200	35	52
Total	921	902

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS

Columbia Beyond BRICs ETF

September 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.3%

Issuer	Shares	Value ($)
Bangladesh 5.0%
Bangladesh Steel Re-Rolling Mills, Ltd.	17,882	27,199
Beximco Pharmaceuticals Ltd.	513,979	694,756
BRAC Bank Ltd.	704,226	765,634
City Bank Ltd. (The)	1,072,903	620,573
Square Pharmaceuticals, Ltd.	399,610	1,547,659
Total Bangladesh		3,655,821
Chile 2.2%
Banco Santander Chile	5,083,392	378,512
Cencosud SA	109,551	335,374
Enel Americas SA	2,296,520	470,888
S.A.C.I. Falabella	46,024	449,482
Total Chile		1,634,256
Colombia 0.2%
Ecopetrol SA	388,539	185,224
Czech Republic 0.4%
CEZ AS	12,947	259,874
Hungary 1.0%
OTP Bank PLC	20,321	765,185
Indonesia 8.4%
PT Astra International Tbk	1,660,744	974,080
PT Bank Central Asia Tbk	792,045	1,193,742
PT Bank Mandiri Persero Tbk	1,519,386	758,621
PT Bank Negara Indonesia Persero Tbk	606,859	333,414
PT Bank Rakyat Indonesia Persero Tbk	868,534	984,992
PT Hanjaya Mandala Sampoerna Tbk	716,480	205,332
PT Telekomunikasi Indonesia Persero Tbk	3,883,753	1,349,467
PT Unilever Indonesia Tbk	94,058	342,007
Total Indonesia		6,141,655
Kenya 2.1%
Safaricom, Ltd.	6,255,377	1,499,473
Malaysia 9.1%
Axiata Group Bhd	361,313	448,379
CIMB Group Holdings Bhd	523,106	780,478

Common Stocks (continued)

Issuer	Shares	Value ($)
DiGi.Com Bhd	300,525	348,744
IHH Healthcare Bhd	228,906	311,713
Malayan Banking Bhd	472,613	1,066,667
Maxis Bhd	224,545	308,434
Petronas Chemicals Group Bhd	231,999	400,538
Public Bank Bhd	253,024	1,224,822
Sime Darby Bhd	289,371	618,147
Tenaga Nasional Bhd	334,296	1,133,717
Total Malaysia		6,641,639
Mexico 13.7%
America Movil SAB de CV Series L	2,422,874	2,156,127
Arca Continental SAB de CV	28,978	198,641
Cemex SAB de CV Series CPO(a)	1,246,838	1,136,345
Fomento Economico Mexicano SAB de CV Series UBD	172,507	1,653,324
Grupo Bimbo SAB de CV Series A	196,437	475,644
Grupo Financiero Banorte SAB de CV Class O	186,901	1,292,511
Grupo Mexico SAB de CV Series B	274,072	840,512
Grupo Televisa SAB Series CPO	204,589	1,011,157
Industrias Penoles SAB de CV	10,182	253,613
Wal-Mart de Mexico SAB de CV	423,748	973,074
Total Mexico		9,990,948
Morocco 4.1%
Attijariwafa Bank	30,763	1,515,740
Maroc Telecom	100,497	1,459,935
Total Morocco		2,975,675
Nigeria 4.1%
Guaranty Trust Bank PLC	13,421,326	1,495,412
Zenith Bank PLC	23,032,927	1,501,311
Total Nigeria		2,996,723
Philippines 2.9%
Ayala Land, Inc.	568,477	486,791
BDO Unibank, Inc.	160,517	412,988
SM Investments Corp.	39,611	688,521

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Beyond BRICs ETF

September 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
SM Prime Holdings, Inc.	740,060	501,876
Total Philippines		2,090,176
Poland 3.9%
Bank Pekao SA	12,857	451,624
Polski Koncern Naftowy Orlen SA	25,488	851,244
Polskie Gornictwo Naftowe i Gazownictwo SA	139,413	259,777
Powszechna Kasa Oszczednosci Bank Polski SA(a)	69,986	678,551
Powszechny Zaklad Ubezpieczen SA	46,009	580,802
Total Poland		2,821,998
Qatar 1.3%
Industries Qatar QSC	12,494	314,653
Qatar National Bank QPSC	19,074	639,162
Total Qatar		953,815
Romania 1.9%
Banca Transilvania SA	2,441,216	1,393,797
South Africa 14.0%
Aspen Pharmacare Holdings, Ltd.	23,630	531,297
Barclays Africa Group, Ltd.	44,614	459,274
FirstRand, Ltd.	219,790	846,930
MTN Group, Ltd.	123,748	1,139,920
Naspers, Ltd. N Shares	10,561	2,283,882
Remgro, Ltd.	35,270	536,370
Sanlam, Ltd.	115,685	579,689
Sasol, Ltd.	37,964	1,043,114
Shoprite Holdings, Ltd.	30,572	468,435
Standard Bank Group, Ltd.	87,124	1,018,259
Steinhoff International Holdings NV	178,621	794,121
Vodacom Group, Ltd.	40,915	488,283
Total South Africa		10,189,574
Sri Lanka 2.0%
John Keells Holdings PLC	1,386,933	1,472,088
Thailand 9.5%
Advanced Info Service PCL NVDR	90,971	521,003

Common Stocks (continued)

Issuer	Shares	Value ($)
Airports of Thailand PCL NVDR	352,628	623,840
Bangkok Bank PCL NVDR	40,613	227,116
Bangkok Dusit Medical Services PCL NVDR	717,207	440,862
CP ALL PCL NVDR	424,145	848,926
Kasikornbank PCL NVDR	101,703	631,260
PTT Exploration & Production PCL NVDR	113,689	305,102
PTT PCL NVDR	118,033	1,444,002
Siam Cement PCL (The) NVDR	65,288	978,831
Siam Commercial Bank PCL NVDR	199,100	913,412
Total Thailand		6,934,354
Turkey 1.9%
Akbank TAS	167,681	443,239
KOC Holding AS	50,703	233,119
Turkiye Garanti Bankasi AS	171,343	466,410
Turkiye Is Bankasi Class C	115,251	219,735
Total Turkey		1,362,503
United Arab Emirates 5.3%
Emaar Properties PJSC	289,785	669,891
Emirates Telecommunications Group Co. PJSC	143,670	676,757
First Abu Dhabi Bank PJSC	896,444	2,489,681
Total United Arab Emirates		3,836,329
Vietnam 6.3%
Hoa Phat Group JSC(a)	952,759	1,630,798
No Va Land Investment Group Corp.(a)	363,340	983,231
Thanh Thanh Cong Tay Ninh JSC(a)	436,910	499,842
Vietnam Dairy Products JSC	220,730	1,449,098
Vingroup JSC(a)	2	4
Total Vietnam		4,562,973
Total Investments (Cost: $72,211,882)		72,364,080
Other Assets & Liabilities, Net		502,915
Net Assets		72,866,995

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Beyond BRICs ETF

September 30, 2017 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing security.

Abbreviation Legend

NVDR  Non-Voting Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Beyond BRICs ETF

September 30, 2017 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Valuation inputs
Common Stocks
Bangladesh	3,655,821	—	—	3,655,821
Chile	1,634,256	—	—	1,634,256
Colombia	185,224	—	—	185,224
Czech Republic	259,874	—	—	259,874
Hungary	765,185	—	—	765,185
Indonesia	6,141,655	—	—	6,141,655
Kenya	1,499,473	—	—	1,499,473
Malaysia	6,641,639	—	—	6,641,639
Mexico	9,990,948	—	—	9,990,948
Morocco	2,975,675	—	—	2,975,675
Nigeria	2,996,723	—	—	2,996,723
Philippines	2,090,176	—	—	2,090,176
Poland	2,821,998	—	—	2,821,998
Qatar	953,815	—	—	953,815
Romania	1,393,797	—	—	1,393,797
South Africa	10,189,574	—	—	10,189,574
Sri Lanka	1,472,088	—	—	1,472,088
Thailand	6,934,354	—	—	6,934,354
Turkey	1,362,503	—	—	1,362,503
United Arab Emirates	3,836,329	—	—	3,836,329
Vietnam	4,562,973	—	—	4,562,973
Total Common Stocks	72,364,080	—	—	72,364,080
Total Investments	72,364,080	—	—	72,364,080

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS

Columbia EM Core ex-China ETF

September 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 89.7%

Issuer	Shares	Value ($)
Brazil 4.4%
Ambev SA	17,619	117,195
B3 SA — Brasil Bolsa Balcao	8,738	66,160
Banco do Brasil SA	3,947	43,548
BRF SA(a)	4,096	59,139
Cielo SA	4,639	32,235
Kroton Educacional SA	9,653	61,187
Ultrapar Participacoes SA	1,819	43,308
Total Brazil		422,772
Chile 1.4%
Cencosud SA	10,697	32,748
Cia Cervecerias Unidas SA	3,209	43,265
Empresas COPEC SA	4,429	58,073
Total Chile		134,086
India 11.4%
HDFC Bank, Ltd. ADR	4,374	421,522
ICICI Bank, Ltd. ADR	32,462	277,875
Infosys, Ltd. ADR	14,154	206,507
Tata Motors, Ltd. ADR(a)	6,308	197,251
Total India		1,103,155
Indonesia 3.6%
PT Astra International Tbk	101,930	59,785
PT Bank Central Asia Tbk	88,767	133,787
PT Bank Mandiri Persero Tbk	152,314	76,050
PT Telekomunikasi Indonesia Persero Tbk	221,258	76,879
Total Indonesia		346,501
Malaysia 4.1%
Dialog Group BHD	220,800	104,583
IHH Healthcare Bhd	70,000	95,323
Petronas Dagangan Bhd	12,200	70,267
Sime Darby Bhd	19,600	41,869
Tenaga Nasional Bhd	24,600	83,427
Total Malaysia		395,469

Common Stocks (continued)

Issuer	Shares	Value ($)
Mexico 5.5%
Cemex SAB de CV Series CPO(a)	87,342	79,602
Coca-Cola Femsa SAB de CV Series L	12,140	94,069
Fomento Economico Mexicano SAB de CV Series UBD	4,115	39,438
Grupo Bimbo SAB de CV Series A	26,186	63,406
Grupo Mexico SAB de CV Series B	30,260	92,800
Grupo Televisa SAB Series CPO	16,030	79,226
Wal-Mart de Mexico SAB de CV	36,787	84,476
Total Mexico		533,017
Philippines 1.9%
Energy Development Corp.	330,800	36,597
JG Summit Holdings, Inc.	30,450	44,956
Semirara Mining & Power Corp.	61,000	56,077
SM Investments Corp.	2,590	45,020
Total Philippines		182,650
Poland 2.4%
Powszechna Kasa Oszczednosci Bank Polski SA(a)	12,105	117,364
Powszechny Zaklad Ubezpieczen SA	9,534	120,354
Total Poland		237,718
Russia 3.8%
Gazprom PJSC ADR	16,873	70,698
LUKOIL PJSC ADR	2,897	153,338
Sberbank of Russia PJSC ADR	10,236	145,710
Total Russia		369,746
South Africa 9.6%
AngloGold Ashanti, Ltd.	4,464	42,086
Aspen Pharmacare Holdings, Ltd.	2,323	52,230
Bid Corp., Ltd.	5,595	125,926
Bidvest Group, Ltd. (The)	5,745	73,463
FirstRand, Ltd.	9,038	34,827
MTN Group, Ltd.	6,869	63,275
Naspers, Ltd. N Shares	944	204,146
Redefine Properties, Ltd.	35,371	28,003

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Core ex-China ETF

September 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
Remgro, Ltd.	2,311	35,145
Sanlam, Ltd.	10,977	55,005
Sasol, Ltd.	2,774	76,219
Standard Bank Group, Ltd.	4,732	55,305
Steinhoff International Holdings NV	18,739	83,311
Total South Africa		928,941
South Korea 18.2%
Celltrion, Inc.(a)	727	90,133
Hana Financial Group, Inc.	1,280	52,917
Hyundai Motor Co.	951	124,962
KB Financial Group, Inc.	3,241	158,746
Kia Motors Corp.	2,178	60,186
Korea Electric Power Corp.	1,771	60,304
KT&G Corp.	686	63,189
LG Chem, Ltd.	167	57,156
POSCO	414	114,583
Samsung C&T Corp.	376	44,318
Samsung Electronics Co., Ltd.	273	611,142
Shinhan Financial Group Co., Ltd.	3,100	136,142
SK Hynix, Inc.	2,610	188,911
Total South Korea		1,762,689
Taiwan 16.5%
Advanced Semiconductor Engineering, Inc.	33,916	41,495
Asia Pacific Telecom Co., Ltd.(a)	174,000	58,528
China Steel Corp.	93,103	74,761
Chipbond Technology Corp.	27,000	45,053
Chunghwa Telecom Co., Ltd.	25,738	88,696
CTBC Financial Holding Co., Ltd.	76,749	48,088
Far Eastern New Century Corp.	76,520	60,562
Far EasTone Telecommunications Co., Ltd.	21,248	50,520
Formosa Chemicals & Fibre Corp.	13,222	40,201
Formosa Petrochemical Corp.	13,000	44,800
Formosa Plastics Corp.	28,632	86,678

Common Stocks (continued)

Issuer	Shares	Value ($)
Hon Hai Precision Industry Co., Ltd.	48,418	167,652
Largan Precision Co., Ltd.	233	40,954
MediaTek, Inc.	6,844	64,211
Nan Ya Plastics Corp.	40,475	99,706
President Chain Store Corp.	10,887	91,730
Standard Foods Corp.	25,536	62,316
Taiwan Semiconductor Manufacturing Co., Ltd.	60,804	434,114
Total Taiwan		1,600,065
Thailand 5.0%
Airports of Thailand PCL NVDR	50,600	89,517
BTS Group Holdings PCL NVDR	229,555	58,851
CP ALL PCL NVDR	21,500	43,032
Home Product Center PCL NVDR	121,300	44,374
PTT PCL	6,300	77,074
Siam Cement PCL (The)	3,600	53,973
Siam Commercial Bank PCL (The)	16,800	77,074
Thai Union Group PCL NVDR	63,896	38,318
Total Thailand		482,213
Turkey 1.9%
Haci Omer Sabanci Holding AS	17,157	48,343
Turkiye Garanti Bankasi AS	27,712	75,434
Turkiye Is Bankasi Class C	33,818	64,477
Total Turkey		188,254
Total Common Stocks (Cost: $7,653,224)		8,687,276

Preferred Stocks 9.8%

Brazil 9.8%
Banco Bradesco SA Preference Shares	6,981	77,355
Cia Brasileira de Distribuicao Preference Shares(a)	1,469	34,831
Itau Unibanco Holding SA Preference Shares	17,905	245,383
Itausa — Investimentos Itau SA Preference Shares	34,434	120,072
Petroleo Brasileiro SA Preference Shares(a)	43,226	209,082
Telefonica Brasil SA Preference Shares	3,914	62,450

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Core ex-China ETF

September 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Preferred Stocks (continued)

Issuer	Shares	Value ($)
Vale SA Preference Shares	21,377	199,635
Total Brazil		948,808
Total Preferred Stocks (Cost: $613,265)		948,808
Total Investments (Cost: $8,266,489)		9,636,084
Other Assets & Liabilities, Net		44,193
Net Assets		9,680,277

Notes to Portfolio of Investments

(a)  Non-income producing security.

Abbreviation Legend

ADR  American Depositary Receipts

NVDR  Non-Voting Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Core ex-China ETF

September 30, 2017 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Valuation inputs
Common Stocks
Brazil	422,772	—	—	422,772
Chile	134,086	—	—	134,086
India	1,103,155	—	—	1,103,155
Indonesia	346,501	—	—	346,501
Malaysia	395,469	—	—	395,469
Mexico	533,017	—	—	533,017
Philippines	182,650	—	—	182,650
Poland	237,718	—	—	237,718
Russia	369,746	—	—	369,746
South Africa	928,941	—	—	928,941
South Korea	1,762,689	—	—	1,762,689
Taiwan	1,600,065	—	—	1,600,065
Thailand	482,213	—	—	482,213
Turkey	188,254	—	—	188,254
Total Common Stocks	8,687,276	—	—	8,687,276
Preferred Stocks
Brazil	948,808	—	—	948,808
Total Preferred Stocks	948,808	—	—	948,808
Total Investments	9,636,084	—	—	9,636,084

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS

Columbia EM Quality Dividend ETF

September 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.7%

Issuer	Shares	Value ($)
Brazil 5.9%
Ambev SA	35,742	237,741
CCR SA	41,277	231,104
Ultrapar Participacoes SA	9,830	234,038
Total Brazil		702,883
China 11.3%
AAC Technologies Holdings, Inc.	13,552	227,639
China Merchants Bank Co., Ltd. Class H	68,339	240,171
China Overseas Land & Investment, Ltd.	68,584	223,032
China Resources Land, Ltd.	70,871	216,859
Country Garden Holdings Co., Ltd.	135,517	215,489
Ping An Insurance Group Co. of China, Ltd. Class H	30,616	234,989
Total China		1,358,179
Hong Kong 4.1%
Hong Kong & China Gas Co., Ltd.	129,993	244,318
Link REIT	30,181	244,595
Total Hong Kong		488,913
India 12.0%
Bharat Petroleum Corp., Ltd.	31,946	230,498
Bharti Infratel, Ltd.	40,897	249,439
Indian Oil Corp., Ltd.	38,084	233,506
Infosys, Ltd.	17,347	238,986
NTPC, Ltd.	94,186	241,449
Power Grid Corp. of India, Ltd.	74,934	242,056
Total India		1,435,934
Indonesia 8.0%
PT Astra International Tbk	415,957	243,972
PT Bank Rakyat Indonesia Persero Tbk	216,630	245,677
PT Telekomunikasi Indonesia Persero Tbk	694,001	241,141
PT Unilever Indonesia Tbk	63,821	232,061
Total Indonesia		962,851
Malaysia 8.1%
Maxis Bhd	178,558	245,266
Petronas Chemicals Group Bhd	140,890	243,242

Common Stocks (continued)

Issuer	Shares	Value ($)
Public Bank Bhd	49,879	241,451
Tenaga Nasional Bhd	70,931	240,552
Total Malaysia		970,511
Poland 2.0%
Polski Koncern Naftowy ORLEN SA	7,003	233,885
Qatar 2.0%
Qatar National Bank QPSC	7,286	244,151
South Africa 10.0%
FirstRand, Ltd.	60,327	232,462
Mondi, Ltd.	9,019	241,451
Sanlam, Ltd.	48,138	241,216
Standard Bank Group, Ltd.	20,216	236,274
Vodacom Group, Ltd.	20,623	246,116
Total South Africa		1,197,519
South Korea 6.3%
Kia Motors Corp.	9,081	250,940
KT&G Corp.	2,659	244,925
S-Oil Corp.	2,278	253,586
Total South Korea		749,451
Taiwan 14.0%
Advanced Semiconductor Engineering, Inc.	199,837	244,491
Formosa Chemicals & Fibre Corp.	79,294	241,093
Formosa Plastics Corp.	79,040	239,278
Hon Hai Precision Industry Co., Ltd.	66,792	231,274
Nan Ya Plastics Corp.	96,914	238,738
Taiwan Semiconductor Manufacturing Co., Ltd.	33,547	239,511
Uni-President Enterprises Corp.	114,945	240,701
Total Taiwan		1,675,086
Thailand 8.0%
Kasikornbank PCL	38,475	238,810
PTT PCL-NVDR	19,421	237,594
Siam Cement PCL (The) NVDR	16,044	240,540
Siam Commercial Bank PCL (The)	52,715	241,841
Total Thailand		958,785

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Quality Dividend ETF

September 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
United Arab Emirates 6.0%
DP World, Ltd.	10,652	239,244
Emaar Properties PJSC	103,141	238,429
Emirates Telecommunications Group Co. PJSC	50,991	240,193
Total United Arab Emirates		717,866
Total Common Stocks (Cost: $11,383,170)		11,696,014

Preferred Stock 2.0%

Issuer	Shares	Value ($)
Chile 2.0%
Sociedad Quimica y Minera de Chile SA Class B (Cost: $239,860)	4,286	238,123
Total Investments (Cost: $11,623,030)		11,934,137
Other Assets & Liabilities, Net		38,373
Net Assets		11,972,510

Notes to Portfolio of Investments

Abbreviation Legend

NVDR  Non-Voting Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Quality Dividend ETF

September 30, 2017 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Valuation inputs
Common Stocks
Brazil	702,883	—	—	702,883
China	1,358,179	—	—	1,358,179
Hong Kong	488,913	—	—	488,913
India	1,435,934	—	—	1,435,934
Indonesia	962,851	—	—	962,851
Malaysia	970,511	—	—	970,511
Poland	233,885	—	—	233,885
Qatar	244,151	—	—	244,151
South Africa	1,197,519	—	—	1,197,519
South Korea	749,451	—	—	749,451
Taiwan	1,675,086	—	—	1,675,086
Thailand	958,785	—	—	958,785
United Arab Emirates	717,866	—	—	717,866
Total Common Stocks	11,696,014	—	—	11,696,014
Preferred Stocks
Chile	238,123	—	—	238,123
Total Preferred Stocks	238,123	—	—	238,123
Total Investments	11,934,137	—	—	11,934,137

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia Emerging Markets Consumer ETF

September 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.7%

Issuer	Shares	Value ($)
Brazil 13.4%
Ambev SA ADR	7,314,900	48,205,191
BRF SA ADR(a)	1,758,509	25,340,115
Kroton Educacional SA	4,271,919	27,078,063
Lojas Renner SA	2,168,050	24,715,832
Total Brazil		125,339,201
Chile 3.1%
S.A.C.I. Falabella	2,952,488	28,834,720
China 23.2%
China Mengniu Dairy Co., Ltd.(a)	8,826,850	24,692,623
Ctrip.com International, Ltd. ADR(a)	781,880	41,236,351
Geely Automobile Holdings, Ltd.	12,183,410	34,316,389
Hengan International Group Co., Ltd.	2,392,720	22,148,291
JD.com, Inc. ADR(a)	1,215,404	46,428,433
New Oriental Education & Technology Group, Inc. ADR	335,883	29,645,034
Want Want China Holdings, Ltd.	25,337,794	17,809,478
Total China		216,276,599
India 13.0%
Hindustan Unilever, Ltd.	1,674,080	30,085,770
ITC, Ltd.	7,057,408	27,907,662
Maruti Suzuki India, Ltd.	270,714	33,065,071
Tata Motors, Ltd. ADR(a)	954,294	29,840,774
Total India		120,899,277
Indonesia 3.2%
PT Astra International Tbk	50,144,184	29,411,170
Malaysia 1.9%
Genting Bhd	7,823,894	17,695,249

Common Stocks (continued)

Issuer	Shares	Value ($)
Mexico 10.3%
Fomento Economico Mexicano SAB de CV Series UBD	4,097,723	39,272,972
Grupo Televisa SAB Series CPO	5,640,150	27,875,791
Wal-Mart de Mexico SAB de CV	12,386,493	28,443,727
Total Mexico		95,592,490
Philippines 2.7%
SM Investments Corp.	1,456,769	25,321,647
Russia 3.2%
Magnit PJSC GDR	733,577	30,039,978
South Africa 17.0%
Naspers, Ltd. N Shares	412,943	89,301,504
Novus Holdings, Ltd.	633	306
Shoprite Holdings, Ltd.	1,397,253	21,409,196
Steinhoff International Holdings NV	6,631,147	29,481,041
Tiger Brands, Ltd.	652,756	18,242,361
Total South Africa		158,434,408
Thailand 4.9%
CP ALL PCL	12,945,805	25,911,019
Thai Beverage PCL	29,331,744	19,440,016
Total Thailand		45,351,035
United States 3.8%
Yum China Holdings, Inc.(a)	887,445	35,471,177
Total Investments (Cost: $801,002,452)		928,666,951
Other Assets & Liabilities, Net		3,207,328
Net Assets		931,874,279

Notes to Consolidated Portfolio of Investments

(a)  Non-income producing security.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia Emerging Markets Consumer ETF

September 30, 2017 (Unaudited)

Abbreviation Legend

ADR  American Depositary Receipts

GDR  Global Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia Emerging Markets Consumer ETF

September 30, 2017 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Valuation inputs
Common Stocks
Brazil	125,339,201	—	—	125,339,201
Chile	28,834,720	—	—	28,834,720
China	216,276,599	—	—	216,276,599
India	120,899,277	—	—	120,899,277
Indonesia	29,411,170	—	—	29,411,170
Malaysia	17,695,249	—	—	17,695,249
Mexico	95,592,490	—	—	95,592,490
Philippines	25,321,647	—	—	25,321,647
Russia	30,039,978	—	—	30,039,978
South Africa	158,434,408	—	—	158,434,408
Thailand	45,351,035	—	—	45,351,035
United States	35,471,177	—	—	35,471,177
Total Common Stocks	928,666,951	—	—	928,666,951
Total Investments	928,666,951	—	—	928,666,951

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Consumer ETF

September 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.7%

Issuer	Shares	Value ($)
Consumer Discretionary 59.2%
Aditya Birla Fashion and Retail, Ltd.(a)	1,253,375	3,127,681
Bajaj Auto, Ltd.	121,075	5,763,481
Bharat Forge, Ltd.	440,868	3,974,696
Bosch, Ltd.	15,289	4,808,849
Exide Industries, Ltd.	768,452	2,422,883
Hero MotoCorp, Ltd.	104,789	6,055,287
Mahindra & Mahindra, Ltd.	266,138	5,110,282
Maruti Suzuki India, Ltd.	58,304	7,121,264
Motherson Sumi Systems, Ltd.	1,423,585	7,331,506
MRF, Ltd.	4,549	4,387,800
Page Industries, Ltd.	6,656	1,878,848
Rajesh Exports, Ltd.	98,894	1,240,566
Sun TV Network, Ltd.	120,519	1,406,024
Tata Motors, Ltd.(a)	739,990	4,548,469
Titan Co., Ltd.	582,737	5,214,925
TVS Motor Co., Ltd.	330,601	3,325,496
Whirlpool of India, Ltd.	57,719	1,133,482
Zee Entertainment Enterprises, Ltd.	675,918	5,381,888
Total		74,233,427

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples 40.5%
Britannia Industries, Ltd.	107,603	7,156,374
Colgate-Palmolive India, Ltd.	242,517	3,960,579
Dabur India, Ltd.	1,025,480	4,788,295
Emami, Ltd.	114,204	1,912,987
GlaxoSmithKline Consumer Healthcare, Ltd.	21,080	1,619,016
Godrej Consumer Products, Ltd.	420,344	5,914,868
Hindustan Unilever, Ltd.	396,975	7,134,246
Marico, Ltd.	946,991	4,505,166
Nestle India, Ltd.	56,482	6,240,085
Procter & Gamble Hygiene & Health Care, Ltd.	17,344	2,248,547
United Breweries, Ltd.	119,942	1,508,364
United Spirits, Ltd.(a)	103,447	3,797,148
Total		50,785,675
Total Investments (Cost: $97,623,895)		125,019,102
Other Assets & Liabilities, Net		397,431
Net Assets		125,416,533

Notes to Consolidated Portfolio of Investments

(a)  Non-income producing security.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Consumer ETF

September 30, 2017 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Valuation inputs
Common Stocks
Consumer Discretionary	74,233,427	—	—	74,233,427
Consumer Staples	50,785,675	—	—	50,785,675
Total Common Stocks	125,019,102	—	—	125,019,102
Total Investments	125,019,102	—	—	125,019,102

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Infrastructure ETF

September 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.2%

Issuer	Shares	Value ($)
Energy 3.6%
Petronet LNG, Ltd.	509,579	1,803,654
Industrials 36.5%
Adani Ports and Special Economic Zone, Ltd.	419,594	2,420,117
Amara Raja Batteries, Ltd.	53,710	582,982
Ashok Leyland, Ltd.	1,348,204	2,540,782
Bharat Heavy Electricals, Ltd.	952,107	1,223,659
Container Corp. of India, Ltd.	76,158	1,570,088
Cummins India, Ltd.	95,355	1,349,378
Eicher Motors, Ltd.	4,950	2,365,368
Havells India, Ltd.	144,482	1,068,685
Larsen & Toubro, Ltd.	137,783	2,408,988
NBCC India, Ltd.	153,365	499,164
Siemens, Ltd.	61,001	1,110,242
Voltas, Ltd.	158,197	1,225,591
Total		18,365,044
Materials 26.1%
Ambuja Cements, Ltd.	514,228	2,097,612
JSW Steel, Ltd.	614,856	2,338,655
Shree Cement, Ltd.	5,581	1,587,501
Tata Steel, Ltd.	246,411	2,461,658
UltraTech Cement, Ltd.	39,141	2,309,511
Vedanta, Ltd.	490,726	2,360,849
Total		13,155,786

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate 1.6%
DLF, Ltd.	314,583	791,274
Telecommunication Services 12.7%
Bharti Airtel, Ltd.	400,602	2,388,464
Bharti Infratel, Ltd.	389,522	2,375,774
Idea Cellular, Ltd.(a)	958,636	1,136,656
Tata Communications, Ltd.	44,748	469,470
Total		6,370,364
Utilities 18.7%
CESC, Ltd.	84,267	1,273,035
GAIL India, Ltd.	425,788	2,731,575
Indraprastha Gas, Ltd.	49,142	1,107,350
NTPC, Ltd.	963,739	2,470,577
Reliance Power, Ltd.(a)	474,817	298,760
Tata Power Co., Ltd. (The)	1,271,777	1,514,762
Total		9,396,059
Total Investments (Cost: $38,931,904)		49,882,181
Other Assets & Liabilities, Net		409,499
Net Assets		50,291,680

Notes to Consolidated Portfolio of Investments

(a)  Non-income producing security.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Infrastructure ETF

September 30, 2017 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Valuation inputs
Common Stocks
Energy	1,803,654	—	—	1,803,654
Industrials	18,365,044	—	—	18,365,044
Materials	13,155,786	—	—	13,155,786
Real Estate	791,274	—	—	791,274
Telecommunication Services	6,370,364	—	—	6,370,364
Utilities	9,396,059	—	—	9,396,059
Total Common Stocks	49,882,181	—	—	49,882,181
Total Investments	49,882,181	—	—	49,882,181

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Small Cap ETF

September 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.4%

Issuer	Shares	Value ($)
Consumer Discretionary 20.2%
Bata India, Ltd.	65,151	688,165
Bombay Dyeing & Manufacturing Co., Ltd.	198,363	535,234
Ceat, Ltd.	17,157	450,358
Cox & Kings, Ltd.	89,781	379,975
Delta Corp., Ltd.	115,907	344,509
Indo Count Industries, Ltd.	90,402	136,945
Infibeam Incorporation Ltd.(a)	251,906	495,945
JK Tyre & Industries, Ltd.	188,564	423,490
Jubilant Foodworks, Ltd.	38,420	818,131
Kesoram Industries, Ltd.(a)	112,797	215,768
PC Jeweller, Ltd.	61,101	309,434
PVR, Ltd.	22,745	419,557
Raymond, Ltd.	39,071	485,785
TV18 Broadcast, Ltd.(a)	606,035	360,448
Total		6,063,744
Consumer Staples 7.9%
Balrampur Chini Mills, Ltd.	142,905	352,012
Godfrey Phillips India, Ltd.	16,201	250,059
Kaveri Seed Co., Ltd.	28,638	226,776
Kwality, Ltd.	53,851	80,916
Tata Global Beverages, Ltd.	461,760	1,454,841
Total		2,364,604
Energy 1.4%
Aban Offshore, Ltd.(a)	34,692	96,608
Chennai Petroleum Corp., Ltd.	54,333	335,173
Total		431,781
Financials 17.9%
Allahabad Bank(a)	282,723	284,151
Andhra Bank(a)	294,291	252,076
Can Fin Homes, Ltd.	10,301	418,624
Capital First, Ltd.	36,600	411,050
IFCI, Ltd.(a)	824,290	291,505
Karnataka Bank, Ltd. (The)	293,110	635,176

Common Stocks (continued)

Issuer	Shares	Value ($)
Karur Vysya Bank, Ltd. (The)	538,888	1,189,645
Manappuram Finance, Ltd.	479,802	709,934
Multi Commodity Exchange of India, Ltd.	39,976	635,962
Oriental Bank of Commerce(a)	160,710	293,151
Syndicate Bank(a)	273,236	260,603
Total		5,381,877
Health Care 3.2%
Dr Lal PathLabs, Ltd.(b)	28,555	348,609
Granules India, Ltd.	106,451	184,725
Marksans Pharma, Ltd.	236,257	153,719
Wockhardt, Ltd.	30,625	288,481
Total		975,534
Industrials 27.1%
BEML, Ltd.	21,353	518,444
CG Power and Industrial Solutions, Ltd.(a)	450,288	542,869
Escorts, Ltd.	123,333	1,245,509
Force Motors, Ltd.	5,579	321,493
Gayatri Projects, Ltd.(a)	94,673	258,568
GMR Infrastructure, Ltd.(a)	2,581,491	648,139
Gujarat Pipavav Port, Ltd.	273,524	559,443
Hindustan Construction Co., Ltd.(a)	816,909	428,339
IRB Infrastructure Developers, Ltd.	166,879	543,787
Jain Irrigation Systems, Ltd.	340,984	494,093
Jet Airways India, Ltd.(a)	31,677	233,674
NCC, Ltd.	365,103	463,645
Reliance Naval and Engineering, Ltd.(a)	140,901	113,571
SpiceJet, Ltd.(a)	256,075	501,996
Suzlon Energy, Ltd.(a)	3,760,953	898,207
V-Guard Industries, Ltd.	126,475	352,976
Total		8,124,753
Information Technology 8.9%
Hexaware Technologies, Ltd.	97,015	400,789
Intellect Design Arena, Ltd.(a)	81,761	149,140
Just Dial, Ltd.(a)	29,255	166,608

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Small Cap ETF

September 30, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
KPIT Technologies, Ltd.	136,439	252,638
Mindtree, Ltd.	96,196	684,579
NIIT Technologies, Ltd.	44,991	373,697
NIIT, Ltd.(a)	113,290	171,617
Tata Elxsi, Ltd.	38,237	476,089
Total		2,675,157
Materials 6.0%
Advanced Enzyme Technologies, Ltd.	41,710	160,914
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	101,957	473,026
India Cements, Ltd. (The)	196,229	517,610
MOIL, Ltd.	101,800	297,358
Nilkamal, Ltd.	5,970	141,673
NOCIL, Ltd.	94,227	205,635
Total		1,796,216
Real Estate 3.4%
Housing Development & Infrastructure, Ltd.(a)	302,580	261,723
Indiabulls Real Estate, Ltd.(a)	221,422	748,469
Total		1,010,192

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 1.1%
Reliance Communications, Ltd.(a)	1,118,709	328,831
Utilities 2.3%
Mahanagar Gas, Ltd.	11,017	184,651
PTC India, Ltd.	271,968	511,502
Total		696,153
Total Investments (Cost: $27,445,842)		29,848,842
Other Assets & Liabilities, Net		179,951
Net Assets		30,028,793

Notes to Consolidated Portfolio of Investments

(a)  Non-income producing security.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At September 30, 2017, the value of this security amounted to $348,609, or 1.16% of net assets.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Small Cap ETF

September 30, 2017 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Valuation inputs
Common Stocks
Consumer Discretionary	6,063,744	—	—	6,063,744
Consumer Staples	2,364,604	—	—	2,364,604
Energy	431,781	—	—	431,781
Financials	5,381,877	—	—	5,381,877
Health Care	975,534	—	—	975,534
Industrials	8,124,753	—	—	8,124,753
Information Technology	2,675,157	—	—	2,675,157
Materials	1,796,216	—	—	1,796,216
Real Estate	1,010,192	—	—	1,010,192
Telecommunication Services	328,831	—	—	328,831
Utilities	696,153	—	—	696,153
Total Common Stocks	29,848,842	—	—	29,848,842
Total Investments	29,848,842	—	—	29,848,842

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2017 (Unaudited)

	Columbia Beyond BRICs ETF	Columbia EM Core ex-China ETF	Columbia EM Quality Dividend ETF
Assets
Unaffiliated issuers, at cost	$72,211,882	$8,266,489	$11,623,030
Unaffiliated issuers, at value	72,364,080	9,636,084	11,934,137
Cash	363,995	39,534	12,924
Foreign cash (identified cost $46,956, $—, $5,065)	46,968	—	5,064
Receivable for:
Investment sold	2,702,368	147	—
Capital shares sold	4,257	—	—
Dividends	99,847	7,256	21,575
Spot foreign currency contracts	—	—	—
Foreign tax reclaims	9,389	63	7,369
Expense reimbursement due from Investment Manager	17,029	2,807	—
Total assets	75,607,933	9,685,891	11,981,069
Liabilities
Payable for:
Investment purchased	71	—	—
Capital shares purchased	2,687,258	—	—
Investment management fees	53,609	5,614	8,559
Due to custodian	—	—	—
Total liabilities	2,740,938	5,614	8,559
Net assets applicable to outstanding capital stock	$72,866,995	$9,680,277	$11,972,510
Represented by
Paid-in capital	$133,638,083	$7,263,910	$38,763,560
Undistributed net investment income	1,479,470	135,167	91,164
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(62,402,903)	911,569	(27,193,471)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	152,198	1,369,595	311,107
Foreign currency translations	147	36	150
Total — representing net assets applicable to outstanding capital stock	$72,866,995	$9,680,277	$11,972,510
Shares outstanding	4,050,000	350,000	800,000
Net asset value per share	$17.99	$27.66	$14.97

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2017 (Unaudited)

	Columbia Emerging Markets Consumer ETF (Consolidated)	Columbia India Consumer ETF (Consolidated)	Columbia India Infrastructure ETF (Consolidated)
Assets
Unaffiliated issuers, at cost	$801,002,452	$97,623,895	$38,931,904
Unaffiliated issuers, at value	928,666,951	125,019,102	49,882,181
Cash	—	490,319	47,436
Foreign cash (identified cost $6,079,527, $2,828, $313,117)	5,998,037	2,820	313,442
Receivable for:
Investment sold	64,528	—	—
Capital shares sold	1,252	—	—
Dividends	1,002,798	4,033	84,081
Spot foreign currency contracts	44,061	—	—
Foreign tax reclaims	62,243	—	—
Expense reimbursement due from Investment Manager	—	—	—
Total assets	935,839,870	125,516,274	50,327,140
Liabilities
Payable for:
Investment purchased	—	—	—
Capital shares purchased	1,223	—	—
Investment management fees	652,230	99,741	35,460
Due to custodian	3,312,138	—	—
Total liabilities	3,965,591	99,741	35,460
Net assets applicable to outstanding capital stock	$931,874,279	$125,416,533	$50,291,680
Represented by
Paid-in capital	$977,245,812	$107,433,567	$100,081,557
Undistributed net investment income	3,323,875	280,869	563,560
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(176,278,417)	(9,693,044)	(61,302,395)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	127,664,499	27,395,207	10,950,277
Foreign currency translations	(81,490)	(66)	(1,319)
Total — representing net assets applicable to outstanding capital stock	$931,874,279	$125,416,533	$50,291,680
Shares outstanding	33,850,000	2,950,000	3,550,000
Net asset value per share	$27.53	$42.51	$14.17

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2017 (Unaudited)

Columbia India Small Cap ETF (Consolidated)
Assets
Unaffiliated issuers, at cost	$27,445,842
Unaffiliated issuers, at value	29,848,842
Cash	108,383
Foreign cash (identified cost $60,699)	60,758
Receivable for:
Investment sold	—
Capital shares sold	—
Dividends	34,005
Spot foreign currency contracts	—
Foreign tax reclaims	—
Expense reimbursement due from Investment Manager	—
Total assets	30,051,988
Liabilities
Payable for:
Investment purchased	1,004
Capital shares purchased	—
Investment management fees	22,191
Due to custodian	—
Total liabilities	23,195
Net assets applicable to outstanding capital stock	$30,028,793
Represented by
Paid-in capital	$39,493,009
Undistributed net investment income	78,742
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(11,945,407)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,403,000
Foreign currency translations	(551)
Total — representing net assets applicable to outstanding capital stock	$30,028,793
Shares outstanding	1,550,000
Net asset value per share	$19.37

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2017 (Unaudited)

	Columbia Beyond BRICs ETF	Columbia EM Core ex-China ETF	Columbia EM Quality Dividend ETF
Investment Income:
Dividends — unaffiliated issuers	$1,274,934	$155,844	$308,691
Foreign taxes withheld	(131,139)	(22,333)	(30,356)
Total income	1,143,795	133,511	278,335
Expenses:
Investment management fees	314,605	32,700	55,022
Tax expense	57	57	57
Total expenses	314,662	32,757	55,079
Fees waived by the Investment Manager and its affiliates	(99,933)	(16,350)	—
Total net expenses	214,729	16,407	55,079
Net investment income	929,066	117,104	223,256
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,745,891)	668,510	858,579
In-kind transactions	(1,738)	380,012	89,956
Foreign currency translations	(219,001)	(4,133)	(56,651)
Net realized gain (loss):	(1,966,630)	1,044,389	891,884
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	8,877,572	(181,087)	106,656
Foreign currency translations	(14,247)	(1,990)	(283)
Net change in unrealized appreciation (depreciation)	8,863,325	(183,077)	106,373
Net realized and unrealized gain	6,896,695	861,312	998,257
Net increase in net assets resulting from operations	$7,825,761	$978,416	$1,221,513

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2017 (Unaudited)

	Columbia Emerging Markets Consumer ETF (Consolidated)	Columbia India Consumer ETF (Consolidated)	Columbia India Infrastructure ETF (Consolidated)
Investment Income:
Dividends — unaffiliated issuers	$7,631,809	$759,720	$751,120
Foreign taxes withheld	(628,973)	—	(14,308)
Total income	7,002,836	759,720	736,812
Expenses:
Investment management fees	3,655,613	528,576	213,453
Tax expense	57	57	57
Total expenses	3,655,670	528,633	213,510
Fees waived by the Investment Manager and its affiliates	—	—	—
Total net expenses	3,655,670	528,633	213,510
Net investment income	3,347,166	231,087	523,302
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(24,032,165)	(264,931)	1,750,480
In-kind transactions	—	—	—
Foreign currency translations	(419,673)	(115,016)	(59,270)
Net realized gain (loss):	(24,451,838)	(379,947)	1,691,210
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	109,087,876	10,993,105	1,642,487
Foreign currency translations	(86,195)	(445)	(1,432)
Net change in unrealized appreciation (depreciation)	109,001,681	10,992,660	1,641,055
Net realized and unrealized gain	84,549,843	10,612,713	3,332,265
Net increase in net assets resulting from operations	$87,897,009	$10,843,800	$3,855,567

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2017 (Unaudited)

Columbia India Small Cap ETF

(Consolidated)
Investment Income:

Dividends — unaffiliated issuers	$222,424
Foreign taxes withheld	(1,373)
Total income	221,051
Expenses:
Investment management fees	124,378
Tax expense	57
Total expenses	124,435
Fees waived by the Investment Manager and its affiliates	—
Total net expenses	124,435
Net investment income	96,616
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	238,635
In-kind transactions	—
Foreign currency translations	(12,285)
Net realized gain (loss):	226,350
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,284,579
Foreign currency translations	(1,014)
Net change in unrealized appreciation (depreciation)	1,283,565
Net realized and unrealized gain	1,509,915
Net increase in net assets resulting from operations	$1,606,531

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Beyond BRICs ETF		Columbia EM Core ex-China ETF
	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Operations
Net investment income	$929,066	$1,842,439	$117,104	$167,212
Net realized gain (loss)	(1,966,630)	(8,419,986)	1,044,389	(140,318)
Net change in unrealized appreciation (depreciation)	8,863,325	9,887,345	(183,077)	1,479,033
Net increase (decrease) in net assets resulting from operations	7,825,761	3,309,798	978,416	1,505,927
Distributions to shareholders
Net investment income	—	(1,842,516)	—	(126,499)
Shareholder transactions
Proceeds from shares sold	—	6,254,796	3,931,470	8,767,910
Cost of shares redeemed	(5,976,740)	(28,946,398)	(6,438,578)	—
Transaction fees	—	—	—	(56)
Net increase (decrease) in net assets resulting from shareholder transactions	(5,976,740)	(22,691,602)	(2,507,108)	8,767,854
Increase (decrease) in net assets	1,849,021	(21,224,320)	(1,528,692)	10,147,282
Net assets
Net assets at beginning of period	71,017,974	92,242,294	11,208,969	1,061,687
Net assets at end of period	$72,866,995	$71,017,974	$9,680,277	$11,208,969
Undistributed (accumulated) net investment income (loss)	$1,479,470	$550,404	$135,167	$18,063
Capital stock activity
Shares outstanding, beginning of period	4,400,000	5,850,000	450,000	50,000
Subscriptions	—	400,000	150,000	400,000
Redemptions	(350,000)	(1,850,000)	(250,000)	—
Shares outstanding, end of period	4,050,000	4,400,000	350,000	450,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia EM Quality Dividend ETF		Columbia Emerging Markets Consumer ETF (Consolidated)
	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Operations
Net investment income	$223,256	$405,712	$3,347,166	$5,104,759
Net realized gain (loss)	891,884	(194,219)	(24,451,838)	(26,324,004)
Net change in unrealized appreciation (depreciation)	106,373	1,024,212	109,001,681	83,727,682
Net increase (decrease) in net assets resulting from operations	1,221,513	1,235,705	87,897,009	62,508,437
Distributions to shareholders
Net investment income	(132,603)	(331,695)	—	(4,854,400)
Shareholder transactions
Proceeds from shares sold	—	656,756	102,803,555	82,309,612
Cost of shares redeemed	(2,196,450)	(4,492,266)	—	(11,152,187)
Transaction fees	—	—	2,725	(158)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,196,450)	(3,835,510)	102,806,280	71,157,267
Increase (decrease) in net assets	(1,107,540)	(2,931,500)	190,703,289	128,811,304
Net assets
Net assets at beginning of period	13,080,050	16,011,550	741,170,990	612,359,686
Net assets at end of period	$11,972,510	$13,080,050	$931,874,279	$741,170,990
Undistributed (accumulated) net investment income (loss)	$91,164	$511	$3,323,875	$(23,291)
Capital stock activity
Shares outstanding, beginning of period	950,000	1,250,000	29,950,000	27,100,000
Subscriptions	—	50,000	3,900,000	3,350,000
Redemptions	(150,000)	(350,000)	—	(500,000)
Shares outstanding, end of period	800,000	950,000	33,850,000	29,950,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia India Consumer ETF (Consolidated)		Columbia India Infrastructure ETF (Consolidated)
	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Operations
Net investment income (loss)	$231,087	$(74,888)	$523,302	$116,095
Net realized gain (loss)	(379,947)	536,341	1,691,210	(1,068,304)
Net change in unrealized appreciation	10,992,660	16,322,930	1,641,055	10,975,992
Net increase (decrease) in net assets resulting from operations	10,843,800	16,784,383	3,855,567	10,023,783
Distributions to shareholders
Net investment income	—	(72,600)	—	(1,015,616)
Shareholder transactions
Proceeds from shares sold	35,267,443	15,312,097	13,304,577	3,069,689
Cost of shares redeemed	(8,796,065)	(15,598,335)	(8,396,254)	(10,483,631)
Transaction fees	(150)	(3,220)	(888)	(3,795)
Net increase (decrease) in net assets resulting from shareholder transactions	26,471,228	(289,458)	4,907,435	(7,417,737)
Increase in net assets	37,315,028	16,422,325	8,763,002	1,590,430
Net assets
Net assets at beginning of period	88,101,505	71,679,180	41,528,678	39,938,248
Net assets at end of period	$125,416,533	$88,101,505	$50,291,680	$41,528,678
Undistributed (accumulated) net investment income (loss)	$280,869	$49,782	$563,560	$40,258
Capital stock activity
Shares outstanding, beginning of period	2,300,000	2,300,000	3,200,000	3,900,000
Subscriptions	850,000	450,000	950,000	250,000
Redemptions	(200,000)	(450,000)	(600,000)	(950,000)
Shares outstanding, end of period	2,950,000	2,300,000	3,550,000	3,200,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia India Small Cap ETF (Consolidated)
	Six Months Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Operations
Net investment income (loss)	$96,616	$(23,533)
Net realized gain (loss)	226,350	2,856,803
Net change in unrealized appreciation	1,283,565	3,589,799
Net increase (decrease) in net assets resulting from operations	1,606,531	6,423,069
Distributions to shareholders
Net investment income	—	(160,975)
Shareholder transactions
Proceeds from shares sold	2,859,704	2,653,031
Cost of shares redeemed	—	(2,373,895)
Transaction fees	(2,327)	(3,344)
Net increase (decrease) in net assets resulting from shareholder transactions	2,857,377	275,792
Increase in net assets	4,463,908	6,537,886
Net assets
Net assets at beginning of period	25,564,885	19,026,999
Net assets at end of period	$30,028,793	$25,564,885
Undistributed (accumulated) net investment income (loss)	$78,742	$(17,874)
Capital stock activity
Shares outstanding, beginning of period	1,400,000	1,400,000
Subscriptions	150,000	150,000
Redemptions	—	(150,000)
Shares outstanding, end of period	1,550,000	1,400,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand each Fund's financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Total Return at Market is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Columbia Beyond BRICs ETF

	Six Months Ended September 30, 2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$16.14		$15.77	$19.87	$21.01	$21.97	$20.00
Net investment income	0.22		0.34	0.40	0.56	0.99	0.17
Net realized and unrealized gain (loss)	1.63		0.43	(3.83)	(1.43)	(1.77)	1.91
Total from investment operations	1.85		0.77	(3.43)	(0.87)	(0.78)	2.08
Less distributions to shareholders:
Net investment income	—		(0.40)	(0.67)	(0.25)	(0.18)	(0.11)
Net realized gains	—		—	—	(0.02)	—	—
Total distribution to shareholders	—		(0.40)	(0.67)	(0.27)	(0.18)	(0.11)
Net asset value, end of period	$17.99		$16.14	$15.77	$19.87	$21.01	$21.97
Total Return at NAV	11.46%		5.12%	(17.05)%	(4.16)%	(3.51)%	10.41%
Total Return at Market	12.00%		4.01%	(17.00)%	(4.78)%	(3.66)%	11.46%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(b)	0.85	%(c)(d)	0.85%	0.85%	0.85%	0.85%	2.43	%(c)
Expenses, net of expense reimbursements/waivers(b),(e)	0.58	%(c)(d)	0.58%	0.58%	0.58%	0.66%	0.85	%(c)
Net Investment income, net of reimbursements/waivers	2.51	%(c)	2.18%	2.26%	2.65%	4.92%	1.26	%(c)
Supplemental data
Net assets, end of period (in thousands)	$72,867		$71,018	$92,242	$301,041	$49,385	$7,688
Portfolio turnover rate	28%		36%	32%	33%	63%	1	%(e)

Notes to Financial Highlights

(a)  Based on operations from August 15, 2012 (commencement of operations) through the stated period end.

(b)  Effective April 1, 2013, Emerging Global Advisors, LLC replaced the fee and expense structure with a Unitary Fee (as defined in Note 3).

(c)  Annualized.

(d)  The ratio includes less than 0.01% for the six months ended September 30, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

FINANCIAL HIGHLIGHTS

Columbia EM Core ex-China ETF

	Six Months Ended September 30, 2017 (Unaudited)		Year Ended March 31, 2017	2016(a)
Per share data
Net asset value, beginning of period	$24.91		$21.23	$20.00
Net investment income	0.33		0.41	0.22
Net realized and unrealized gain	2.42		3.55	1.52
Total from investment operations	2.75		3.96	1.74
Less distributions to shareholders:
Net investment income	—		(0.28)	(0.51)
Net asset value, end of period	$27.66		$24.91	$21.23
Total Return at NAV	11.04%		18.83%	8.98%
Total Return at Market	8.63%		23.20%	8.49%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers	0.70	%(b)(c)	0.70%	0.70	%(b)
Expenses, net of expense reimbursements/waivers(d)	0.35	%(b)(c)	0.35%	0.35	%(b)
Net Investment income, net of reimbursements/waivers	2.51	%(b)	1.80%	1.92	%(b)
Supplemental data
Net assets, end of period (in thousands)	$9,680		$11,209	$1,062
Portfolio turnover rate	29%		30%	45	%(c)

Notes to Financial Highlights

(a)  Based on operations from September 2, 2015 (commencement of operations) through the stated period end.

(b)  Annualized.

(c)  The ratio includes less than 0.01% for the six months ended September 30, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

FINANCIAL HIGHLIGHTS

Columbia EM Quality Dividend ETF

	Six Months Ended September 30, 2017		Year Ended March 31,
	(Unaudited)		2017	2016	2015		2014	2013
Per share data
Net asset value, beginning of period	$13.77		$12.81	$14.25	$16.15		$19.80	$20.09
Net investment income	0.25		0.37	0.38	0.77		0.64	0.86
Net realized and unrealized gain (loss)	1.11		0.90	(1.45)	(2.08)		(3.61)	(0.09)
Total from investment operations	1.36		1.27	(1.07)	(1.31)		(2.97)	0.77
Less distributions to shareholders:
Net investment income	(0.16)		(0.31)	(0.37)	(0.59)		(0.65)	(1.06)
Return of capital	—		—	—	—		(0.03)	—
Total distribution to shareholders	(0.16)		(0.31)	(0.37)	(0.59)		(0.68)	(1.06)
Net asset value, end of period	$14.97		$13.77	$12.81	$14.25		$16.15	$19.80
Total Return at NAV	9.88%		10.05%	(7.38)%	(8.37)%		(15.14)%	4.12%
Total Return at Market	9.14%		11.09%	(7.78)%	(8.34)%		(15.98)%	4.33%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(a)	0.85	%(b)(c)	0.85%	0.85%	0.89	%(d)	0.85%	1.43%
Expenses, net of expense reimbursements/waivers(a),(e)	0.85	%(b)(c)	0.85%	0.85%	0.89	%(d)	0.85%	0.85%
Net Investment income, net of reimbursements/waivers	3.45	%(b)	2.79%	2.88%	4.76%		3.54%	4.45%
Supplemental data
Net assets, end of period (in thousands)	$11,973		$13,080	$16,012	$24,935		$57,335	$89,122
Portfolio turnover rate	77%		100%	85%	168%		137%	86%

Notes to Financial Highlights

(a)  Effective April 1, 2013, Emerging Global Advisors, LLC replaced the fee and expense structure with a Unitary Fee (as defined in Note 3).

(b)  Annualized.

(c)  The ratio includes less than 0.01% for the six months ended September 30, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(d)  The ratio includes 0.04% for the period ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

FINANCIAL HIGHLIGHTS

Columbia Emerging Markets Consumer ETF (Consolidated)

	Six Months Ended September 30, 2017		Year Ended March 31,
	(Unaudited)		2017		2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$24.75		$22.60		$26.45	$26.53	$26.51	$24.77
Net investment income	0.10		0.18		0.21	0.25	0.31	0.17
Net realized and unrealized gain (loss)	2.68		2.13		(3.83)	(0.03)	(0.09)	1.68
Total from investment operations	2.78		2.31		(3.62)	0.22	0.22	1.85
Less distributions to shareholders:
Net investment income	—		(0.16)		(0.23)	(0.30)	(0.20)	(0.11)
Net asset value, end of period	$27.53		$24.75		$22.60	$26.45	$26.53	$26.51
Total Return at NAV	11.23%		10.35%		(13.63)%	0.88%	0.82%	7.46%
Total Return at Market	10.99%		10.75%		(13.64)%	0.74%	0.59%	7.52%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(a)	0.85	%(b)(c)	0.85	%(d)	0.85%	0.83%	0.84%	1.23%
Expenses, net of expense reimbursements/waivers(a),(e)	0.85	%(b)(c)	0.85	%(d)	0.85%	0.83%	0.84%	0.85%
Net Investment income, net of reimbursements/waivers	0.78	%(b)	0.77%		0.86%	0.92%	1.20%	0.68%
Supplemental data
Net assets, end of period (in thousands)	$931,874		$741,171		$612,360	$1,145,158	$1,233,683	$885,476
Portfolio turnover rate	18%		17%		32%	12%	14%	7%

Notes to Consolidated Financial Highlights

(a)  Effective April 1, 2013, Emerging Global Advisors, LLC replaced the fee and expense structure with a Unitary Fee (as defined in Note 3).

(b)  Annualized.

(c)  The ratio includes less than 0.01% for the six months ended September 30, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(d)  The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

FINANCIAL HIGHLIGHTS

Columbia India Consumer ETF (Consolidated)

	Six Months Ended September 30, 2017		Year Ended March 31,
	(Unaudited)		2017		2016	2015		2014	2013
Per share data
Net asset value, beginning of period	$38.31		$31.16		$35.48	$24.72		$22.10	$19.08
Net investment income (loss)	0.08		(0.03)		0.04	(0.12)		0.11	(0.00	)(a)
Net realized and unrealized gain (loss)	4.12		7.21		(4.36)	10.91		2.51	3.02
Total from investment operations	4.20		7.18		(4.32)	10.79		2.62	3.02
Less distributions to shareholders:
Net investment income	—		(0.03)		—	(0.03)		—	—
Net asset value, end of period	$42.51		$38.31		$31.16	$35.48		$24.72	$22.10
Total Return at NAV	10.96%		23.06%		(12.18)%	43.64%		11.86%	15.83%
Total Return at Market	10.34%		23.67%		(12.57)%	44.04%		12.08%	15.89%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(b)	0.89	%(c)(d)	0.89	%(e)	0.89%	0.90	%(f)	0.89%	4.31%
Expenses, net of expense reimbursements/waivers(b),(g)	0.89	%(c)(d)	0.89	%(e)	0.89%	0.90	%(f)	0.89%	0.89%
Net Investment income (loss), net of reimbursements/waivers	0.39	%(c)	(0.09)%		0.13%	(0.36)%		0.50%	(0.00	)%(a)
Supplemental data
Net assets, end of period (in thousands)	$125,417		$88,102		$71,679	$88,710		$4,945	$6,631
Portfolio turnover rate	8%		31%		47%	82%		43%	50%

Notes to Consolidated Financial Highlights

(a)  Rounds to zero.

(b)  Effective April 1, 2013, Emerging Global Advisors, LLC replaced the fee and expense structure with a Unitary Fee (as defined in Note 3).

(c)  Annualized.

(d)  The ratio includes less than 0.01% for the six months ended September 30, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(e)  The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(f)  The ratio includes 0.01% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

FINANCIAL HIGHLIGHTS

Columbia India Infrastructure ETF (Consolidated)

	Six Months Ended September 30, 2017		Year Ended March 31,
	(Unaudited)		2017		2016		2015		2014		2013
Per share data
Net asset value, beginning of period	$12.98		$10.24		$13.08		$11.35		$12.27		$14.99
Net investment income	0.14		0.03		0.30		0.12		0.13		0.07
Net realized and unrealized gain (loss)	1.05		3.03		(3.04)		1.65	(a)	0.27		(2.60)
Total from investment operations	1.19		3.06		(2.74)		1.77		0.40		(2.53)
Less distributions to shareholders:
Net investment income	—		(0.32)		(0.10)		(0.04)		(1.32)		(0.19)
Net asset value, end of period	$14.17		$12.98		$10.24		$13.08		$11.35		$12.27
Total Return at NAV	9.17%		30.61%		(21.00)%		15.59%		4.04%		(17.08)%
Total Return at Market	8.50%		30.93%		(21.41)%		15.93%		4.49%		(16.45)%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(b)	0.85	%(c)(d)	0.98	%(e)	0.88	%(f)	0.88	%(g)	0.86	%(h)	1.61%
Expenses, net of expense reimbursements/waivers(b),(i)	0.85	%(c)(d)	0.98	%(e)	0.88	%(f)	0.88	%(g)	0.86	%(h)	0.85%
Net Investment income, net of reimbursements/waivers	2.09	%(c)	0.28%		2.68%		0.90%		1.18%		0.53%
Supplemental data
Net assets, end of period (in thousands)	$50,292		$41,529		$39,938		$47,736		$17,586		$51,513
Portfolio turnover rate	38%		34%		59%		75%		76%		24%

Notes to Consolidated Financial Highlights

(a)  The realized and unrealized gain on investments and foreign currency transactions does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions of fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind (See Note 1).

(b)  Effective April 1, 2013, Emerging Global Advisors, LLC replaced the fee and expense structure with a Unitary Fee (as defined in Note 3).

(c)  Annualized.

(d)  The ratio includes less than 0.01% for the six months ended September 30, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(e)  The ratio includes 0.13% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(f)  The ratio includes 0.03% for the year ended March 31, 2016 attributed to tax expense, which is outside the Unified Fee (as defined in Note 3).

(g)  The ratio includes 0.03% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unified Fee (as defined in Note 3).

(h)  The ratio includes 0.01% for the year ended March 31, 2014 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

FINANCIAL HIGHLIGHTS

Columbia India Small Cap ETF (Consolidated)

	Six Months Ended September 30, 2017		Year Ended March 31,
	(Unaudited)		2017		2016		2015		2014		2013
Per share data
Net asset value, beginning of period	$18.26		$13.59		$17.48		$12.74		$12.45		$14.39
Net investment income (loss)	0.06		(0.02)		0.06		0.05		0.26		0.10
Net realized and unrealized gain (loss)	1.05		4.82		(3.86)		4.77		0.25		(1.94)
Total from investment operations	1.11		4.80		(3.80)		4.82		0.51		(1.84)
Less distributions to shareholders:
Net investment income	—		(0.13)		(0.09)		(0.08)		(0.22)		(0.10)
Return of capital	—		—		—		—		—		(0.00	)(a)
Total distribution to shareholders	—		(0.13)		(0.09)		(0.08)		(0.22)		(0.10)
Net asset value, end of period	$19.37		$18.26		$13.59		$17.48		$12.74		$12.45
Total Return at NAV	6.08%		35.62%		(21.78)%		37.86%		4.29%		(12.87)%
Total Return at Market	6.21%		36.29%		(22.27)%		39.17%		4.30%		(13.69)%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers(b)	0.85	%(c)(d)	0.86	%(e)	0.86	%(f)	0.92	%(g)	0.86	%(h)	2.09%
Expenses, net of expense reimbursements/waivers(b),(i)	0.85	%(c)(d)	0.86	%(e)	0.86	%(f)	0.92	%(g)	0.86	%(h)	0.85%
Net Investment income (loss), net of reimbursements/waivers	0.66	%(c)	(0.12)%		0.40%		0.33%		2.36%		0.76%
Supplemental data
Net assets, end of period (in thousands)	$30,024		$25,565		$19,027		$28,850		$16,560		$21,163
Portfolio turnover rate	7%		71%		45%		117%		56%		43%

Notes to Consolidated Financial Highlights

(a)  Rounds to zero.

(b)  Effective April 1, 2013, Emerging Global Advisors, LLC replaced the fee and expense structure with a Unitary Fee (as defined in Note 3).

(c)  Annualized.

(d)  The ratio includes less than 0.01% for the six months ended September 30, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(e)  The ratio includes 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(f)  The ratio includes 0.01% for the year ended March 31, 2016 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(g)  The ratio includes 0.07% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(h)  The ratio includes 0.01% for the year ended March 31, 2014 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Semiannual Report 2017

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (Unaudited)

Note 1. Organization

Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end registered investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).

Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Beyond BRICs ETF, Columbia EM Core ex-China ETF, Columbia EM Quality Dividend ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF, and Columbia India Small Cap ETF. Columbia Beyond BRICs ETF and Columbia EM Quality Dividend ETF are currently classified as diversified funds. Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF are currently classified as non-diversified funds.

Basis for Consolidation

The Consolidated Portfolio of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of Changes in Net Assets; and the Consolidated Financial Highlights of the Funds listed below include the accounts of wholly owned subsidiaries (each, a Subsidiary and collectively, the Subsidiaries) located in the Republic of Mauritius (Mauritius). All inter-company accounts and transactions have been eliminated in consolidations.

Funds	Wholly Owned Subsidiary
Columbia Emerging Markets Consumer ETF	EG Shares Consumer Mauritius
Columbia India Consumer ETF	EG Shares India Consumer Mauritius
Columbia India Infrastructure ETF	EG Shares India Infrastructure Mauritius
Columbia India Small Cap ETF	EG Shares India Small Cap Mauritius

As of the date of this report, Columbia Emerging Markets Consumer ETF may invest its respective assets in its corresponding Subsidiary, which in turn invests substantially all (but at least 90%) of its assets in Indian securities.

As of the date of this report, each of Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF invests substantially all of its assets in its corresponding Subsidiary, which in turn invest virtually all of its assets in Indian securities.

Each Fund listed in the table above has historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. The enactment of general anti-avoidance rules in India and the signing of a protocol amending the India-Mauritius tax treaty will result in the imposition of additional taxes on the Subsidiary by India which will result in higher taxes paid indirectly by the Funds and lower returns for the Funds and their shareholders. For more information, see India-Mauritius Tax Treaty Risk.

A summary of each Fund's investment in its corresponding Subsidiary is as follows:

Funds	% of Consolidated Fund Net Assets	Net Assets ($)	Net Investment Income (Loss) ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)
Columbia Emerging Markets Consumer ETF	10.4	97,134,035	1,099,357	1,215,828	11,493,606
Columbia India Consumer ETF	100.0	125,371,656	759,720	(379,947)	10,992,660
Columbia India Infrastructure ETF	99.8	50,170,706	751,320	1,691,210	1,641,055
Columbia India Small Cap ETF	100.0	30,021,443	222,470	226,351	1,283,564

Fund Shares

The market prices of each Fund's shares may differ to some degree from the Fund's net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large

Columbia ETF Trust II | Semiannual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)

specified number of shares, each called a "Creation Unit." A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds' shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London's exchange at 11:00 a.m. Eastern (U.S.) time.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in

Columbia ETF Trust II | Semiannual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)

exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.

Determination of Net Asset Value

The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Columbia ETF Trust II | Semiannual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter for Columbia EM Quality Dividend ETF. The remaining Funds declare and distribute net investment income annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncement

Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund's average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund (including but not limited to overdraft fees), if any; brokerage expenses, fees, commission and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to the Fund's participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other infrequent and/or unusual expenses approved by the Board of Trustees.

Prior to September 1, 2016, the Funds also had a unitary fee structure pursuant to which Emerging Global Advisors, LLC (EGA) was contractually obligated to pay all ordinary operating expenses of the Funds, except for the fee payment under the investment advisory agreements between EGA and the Trust, payments under each series' Rule 12b-1 plan (if ever implemented), brokerage expenses, taxes, interest, litigation expenses and other non-routine or extraordinary expenses.

Columbia ETF Trust II | Semiannual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)

The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets and is paid as follows:

Fund	Assets (billions)	Investment Management Fee Rate (%)
Columbia Beyond BRICs ETF	All	0.85
Columbia EM Core ex-China ETF	All	0.70
Columbia EM Quality Dividend ETF	All	0.85
Columbia Emerging Markets Consumer ETF	$0-$1.0 >$1.0-$2.0 >$2.0	0.85 0.75 0.70
Columbia India Consumer ETF	All	0.89
Columbia India Infrastructure ETF	All	0.85
Columbia India Small Cap ETF	All	0.85

The annualized effective management services fee rate for the six months ended September 30, 2017 was 0.85% of the Columbia Emerging Markets Consumer ETF's average daily net assets.

The Investment Manager has contractually agreed to waive all or a portion of the investment management fee for the periods disclosed below, so that each Fund's investment management fee is limited as a percentage of the respective Fund's average daily net assets to the annual rate noted below:

September 1, 2016 Through August 31, 2018
Columbia Beyond BRICs ETF	0.58%
Columbia EM Core ex-China ETF	0.35

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board of Trustees, including payments to Board Services Corp., a company that dissolved on August 25, 2017, which had provided limited administrative services to the Funds and the Board of Trustees. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. The other expenses allocated to the Fund are payable by the Investment Manager.

Compensation of Board Members

Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer's total compensation is allocated to the Funds, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment Manager. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.

Columbia ETF Trust II | Semiannual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)

Distribution and Service Fees

ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Plan). Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees, however, and there are no current plans to impose these fees.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2017, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

Funds	Tax Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized Depreciation ($)	Net Unrealized Appreciation (Depreciation) ($)
Columbia Beyond BRICs ETF	72,211,882	7,429,429	(7,277,231)	152,198
Columbia EM Core ex-China ETF	8,266,489	1,598,050	(228,455)	1,369,595
Columbia EM Quality Dividend ETF	11,623,030	537,502	(226,395)	311,107
Columbia Emerging Markets Consumer ETF	801,002,452	175,116,724	(47,452,225)	127,664,499
Columbia India Consumer ETF	97,623,895	28,282,163	(886,956)	27,395,207
Columbia India Infrastructure ETF	38,931,904	12,097,510	(1,147,233)	10,950,277
Columbia India Small Cap ETF	27,445,842	5,341,646	(2,938,646)	2,403,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

The following capital loss carryforward, determined at March 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Carryforwards with No Expiration
Funds	Short-Term Capital Loss Carryforward ($)	Long-Term Capital Loss Carryforward ($)
Columbia Beyond BRICs ETF	17,902,657	38,493,141
Columbia EM Core ex-China ETF	98,183	209
Columbia EM Quality Dividend ETF	21,759,775	6,236,880
Columbia Emerging Markets Consumer ETF	865,714	136,124,440
Columbia India Consumer ETF	5,017,068	2,295,590
Columbia India Infrastructure ETF	16,659,491	41,058,217
Columbia India Small Cap ETF	2,606,001	9,176,186

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date, if any, may be more likely to expire unused.

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustments at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia ETF Trust II | Semiannual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended September 30, 2017, were as follows:

Funds	Purchases ($)	Sales ($)
Columbia Beyond BRICs ETF	20,086,471	21,383,597
Columbia EM Core ex-China ETF	2,715,151	3,833,801
Columbia EM Quality Dividend ETF	9,715,629	10,822,292
Columbia Emerging Markets Consumer ETF	176,049,864	154,483,573
Columbia India Consumer ETF	35,440,243	8,782,828
Columbia India Infrastructure ETF	23,600,865	18,444,948
Columbia India Small Cap ETF	4,739,063	1,887,411

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. In-Kind Transactions

The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended September 30, 2017, the cost basis of in-kind purchases and sales was as follows:

Funds	Purchases ($)	Sales ($)
Columbia Beyond BRICs ETF	—	3,479,288
Columbia EM Core ex-China ETF	1,834,398	2,957,525
Columbia EM Quality Dividend ETF	—	1,017,574
Columbia Emerging Markets Consumer ETF	83,039,638	—
Columbia India Consumer ETF	—	—
Columbia India Infrastructure ETF	—	—
Columbia India Small Cap ETF	—	—

Note 7. Significant Risks

Emerging Markets Risk

The Funds are subject to emerging markets risk. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems. These risks may be greater for investments in frontier markets.

Concentration Risk

Each Fund concentrates its investments in a particular sector or a group of sectors to approximately the same extent as its respective underlying index, and as such, may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.

Country and Regional Risk

Each Fund will invest in specific countries or geographic regions to approximately the same extent as its underlying index. To the extent that a Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country's or region's economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of a Fund's

Columbia ETF Trust II | Semiannual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)

assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect that Fund's performance.

Infrastructure Concentration Risk

Because the Columbia India Infrastructure ETF concentrates its investments in the infrastructure sectors of India, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Consumer Concentration Risk

Because the Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF concentrate their investments in the consumer goods and consumer services sectors (specifically the consumer goods and consumer services sectors of India for the Columbia India Consumer ETF), these Funds may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Financials Concentration Risk

Columbia Beyond BRICs ETF and Columbia EM Core ex-China ETF have concentrated investments in the financials sector. Because companies in the financials sector are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, these Funds may be adversely affected.

Industrials Concentration Risk

Columbia India Infrastructure ETF and Columbia India Small Cap ETF may be more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. The performance of companies in the industrials sector may be affected by government regulation, world events and economic conditions.

Materials Concentration Risk

Columbia India Infrastructure ETF may be more susceptible to the particular risks that may affect companies in the materials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the materials sector are subject to certain risks, including that many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

India Concentration Risk

Because the Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF invest predominantly in Indian securities, their NAVs will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Columbia ETF Trust II | Semiannual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)

Small Cap and Mid Cap Companies Risk

The Columbia India Small Cap ETF primarily invests in small capitalization companies. Small cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Non-Diversification Risk

Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

India-Mauritius Tax Treaty Risk

Each of the Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF and the respective Subsidiary of each has historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius have agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies acquired on or after April 1, 2017, which will result in higher taxes paid indirectly by the Fund and, therefore, lower returns for the Fund and its shareholders. Gains resulting from the alienation of shares acquired prior to April 1, 2017 will continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted general anti-avoidance rules, the application of which could result in the imposition by India of various additional taxes on Indian securities invested in by the Subsidiary (and indirectly the Fund).

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring, and have determined that there are no other material events that impacted the Fund's financial statements.

Note 9. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Columbia ETF Trust II | Semiannual Report 2017

ADDITIONAL INFORMATION

Proxy voting policies and procedures

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleetf.com or searching the website of the Securities and Exchange Commission (the SEC) at sec.gov.

Quarterly schedule of investments

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Additional Fund information

For more information about the Funds, please visit columbiathreadneedleetf.com or call 888.800.4347.

Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 102869

The Bank of New York Mellon Corp. is not affiliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust II | Semiannual Report 2017

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Columbia ETF Trust II | Semiannual Report 2017

Columbia ETF Trust II

225 Franklin Street

Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleetf.com. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2017 Columbia Management Investment Advisers, LLC.

columbiathreadneedleetf.com

SAR280_03_G01_(11/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust II

By (Signature and Title)*	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	11/21/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	11/21/2017

By (Signature and Title)*	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	11/21/2017

* Print the name and title of each signing officer under his or her signature.